MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Permanent Capital Vehicles - Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2014 Permanent Capital Vehicle [Member] senior_living_property employee	Dec. 31, 2014 Permanent Capital Vehicle [Member] Maximum [Member]	Dec. 31, 2014 Permanent Capital Vehicle [Member] Minimum [Member]	Dec. 31, 2014 Private Permanent Capital Vehicle [Member] USD ($)	Dec. 31, 2014 Fortress [Member] Private Permanent Capital Vehicle [Member] USD ($)	Dec. 31, 2014 New Senior [Member] Permanent Capital Vehicle [Member] senior_living_property	Apr. 30, 2013 Eurocastle [Member] Permanent Capital Vehicle [Member]	Apr. 02, 2013 AUM used to compute fees, pre-restructuring [Member] Eurocastle [Member] Permanent Capital Vehicle [Member] EUR (€)	Apr. 02, 2013 AUM used to compute fees, post-restructuring [Member] Eurocastle [Member] Permanent Capital Vehicle [Member] EUR (€)
Schedule of Fortress Funds Formed, or those which Fortress Became Manager Of [Line Items]
Management agreements initial period		10 years
Management agreements automatic extensions period		3 years	1 year
Capital commitments				$ 994,600	$ 8,000
Capital commitments drawn percentage					59.90%
Number of properties to be managed	24
Number of properties owned by investee						22
Number of properties owned by third parties	2
Management fees to be received expressed as percentage of revenues for first two years	6.00%
Management fees to be received expressed as percentage of revenues after year two	7.00%
Number of on site employees whose expenses to be received as reimbursement	1,674
Assets under management								€ 1,500,000	€ 300,000
Stock split conversion ratio							0.005
Reverse stock split							one for two hundred